Borrowings (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about borrowings [abstract]
Schedule of borrowings

	2026	2025
	£m	£m
Current
Bank loans	975	488
Bonds	2,780	1,828
Commercial paper	—	2,226
Lease liabilities	145	120
	3,900	4,662
Non-current
Bank loans	1,045	1,834
Bonds	41,062	40,334
Lease liabilities	748	709
	42,855	42,877
Total borrowings	46,755	47,539
Total borrowings are repayable as follows:

	2026	2025
	£m	£m
Less than 1 year	3,900	4,662
In 1 to 2 years	2,513	3,283
In 2 to 3 years	4,369	2,458
In 3 to 4 years	2,322	4,281
In 4 to 5 years	3,138	2,261
More than 5 years:
By instalments	264	337
Other than by instalments	30,249	30,257
	46,755	47,539

Schedule of lease obligations

	2026	2025
	£m	£m
Gross lease liabilities are repayable as follows:
Less than 1 year	172	143
1 to 5 years	491	425
More than 5 years	456	494
	1,119	1,062
Less: finance charges allocated to future periods	(226)	(233)
	893	829
The present value of lease liabilities are as follows:
Less than 1 year	145	120
1 to 5 years	407	347
More than 5 years	341	362
	893	829